STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($) $ in Thousands	Total	SHAREHOLDERS’ CAPITAL	CONVERTIBLE DEBENTURES (EQUITY COMPONENT)	CONTRIBUTED SURPLUS	WARRANTS	RETAINED EARNINGS (DEFICIT)
Equity attributable to owners of parent, beginning of period at Dec. 31, 2016		$ 1,068,084	$ 7,818	$ 54,418	$ 0	$ (266,902)
Issued for property acquisition, net of tax effect		0
Issued on Senior Notes settlements		0				0
Flow through shares issued		0
Share issue costs on equity issue, net of tax effect		4
Share-based compensation awards		289
Share-based compensation expense (note 14)				2,233
Adjustment of share-based compensation expense for forfeitures of unvested share options				(559)
Warrants issued, net of tax (note 7)					0
Net profit (loss)						(91,363)
Equity attributable to owners of parent, end of period at Dec. 31, 2017	$ 774,022	1,068,377	7,818	56,092	0	(358,265)
Issued for property acquisition, net of tax effect		12,053
Issued on Senior Notes settlements		31,306				(1,259)
Flow through shares issued		1,143
Share issue costs on equity issue, net of tax effect		(387)
Share-based compensation awards		127
Share-based compensation expense (note 14)				525
Adjustment of share-based compensation expense for forfeitures of unvested share options				(118)
Warrants issued, net of tax (note 7)					1,652
Net profit (loss)						(146,339)
Equity attributable to owners of parent, end of period at Dec. 31, 2018	$ 672,725	$ 1,112,619	$ 7,818	$ 56,499	$ 1,652	$ (505,863)